Significant Event Subsequent to the End of the Reporting Period	6 Months Ended
Dec. 31, 2025
Significant Event Subsequent to the End of the Reporting Period [Abstract]
SIGNIFICANT EVENT SUBSEQUENT TO THE END OF THE REPORTING PERIOD

25. SIGNIFICANT EVENT SUBSEQUENT TO THE END OF THE REPORTING PERIOD

The Group has assessed all events occurred from December 31, 2025, up through May 8, 2026, which is the date that these consolidated financial statements are available to be issued. Save as disclosed elsewhere in this report, there are not any material subsequent events that would require disclosure in these consolidated financial statements.